Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
C000266464 [Member]
Shareholder Report [Line Items]
Fund Name	DAC 3D Dividend Growth ETF
Class Name	DAC 3D Dividend Growth ETF
Trading Symbol	DVGR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about the DAC 3D Dividend Growth ETF (the “Fund”) for the period of December 4, 2025 to January 31, 2026 (the “Period”). You can find additional information about the Fund at https://dacapitaletf.com/. You can also request this information by contacting us at (215) 330-4476.

Additional Information [Text Block]
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://dacapitaletf.com/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://dacapitaletf.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$10	0.65%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.65%
Net Assets	$ 12,703,341
Holdings Count | holding	68
Advisory Fees Paid, Amount	$ 11,615
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$12,703,341	Portfolio Turnover Rate*	10%
# of Portfolio Holdings	68	Advisory Fees Paid	$11,615
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	22.0%
Health Care	17.8%
Financials	15.1%
Industrials	11.7%
Consumer Discretionary	9.6%
Energy	8.3%
Utilities	4.3%
Consumer Staples	4.1%
Real Estate	2.9%
Materials	2.1%
Cash and Cash Equivalents	2.1%

TOP 10 HOLDINGS (as a % of Net Assets)
Novo Nordisk AS - ADR	5.0%
Canadian Natural Resources Ltd.	4.8%
Oracle Corp.	4.4%
Microsoft Corp.	4.3%
NextEra Energy, Inc.	4.3%
Amgen, Inc.	4.2%
Costco Wholesale Corp.	4.1%
Goldman Sachs Group, Inc.	4.1%
JPMorgan Chase & Co.	4.0%
HEICO Corp.	3.6%